Note 16 - Contingencies	12 Months Ended
Oct. 31, 2016
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
(16)	Contingencies

On
May 31, 2016,
G. Thomas Hazelton, Jr. was terminated by Applied Optical Systems, Inc., a wholly owned subsidiary of OCC (“AOS”) for Cause as defined both in his employment agreement dated
October 31, 2009
(the “Employment Agreement”) and also in the Stock Purchase Agreement dated
October 31, 2009
by and among OCC, as buyer, and G. Thomas Hazelton, Jr. (“Hazelton”) and Daniel Roehrs (“Roehrs”), as sellers.

OCC acquired AOS from Hazelton and Roehrs pursuant to the terms of the SPA. In addition to its claims under the Employment Agreement, OCC also has asserted claims of indemnification against Hazelton under the SPA related to alleged unlawful actions by Hazelton and Roehrs.

As a result, OCC has not paid Hazelton any severance compensation and does not intend to pay Hazelton any of the minimum earn out amount (a maximum amount of
$470,665
payable on
January 31, 2017
under the terms of the SPA) that otherwise would have been owed to Hazelton, but for Hazelton’s termination for Cause and OCC’s indemnification claims under the SPA.

As a result of this dispute, OCC and AOS filed suit against Hazelton on
September 9, 2016
in state court in Roanoke City, Virginia.  Hazelton has filed suit against OCC and AOS on
September 7, 2016
in state court in Collin County, Texas.

Additionally, OCC, AOS, and Centric Solutions LLC, a wholly owned subsidiary of OCC (“Centric Solutions”) have filed suit against Roehrs, William DiBella (“DiBella”) (a former employee of Centric Solutions), and Rosenberger CDS, LLC and Rosenberger North America (together, “Rosenberger”) on
September 20, 2016
in state court in Roanoke County, Virginia, in connection with related alleged unlawful actions by Roehrs, DiBella and Rosenberger.

At this time, OCC does not believe any of these disputes or the litigation resulting therefrom will have a material adverse effect on OCC.

From time to time, the Company is involved in other various claims, legal actions and regulatory reviews arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company’s financial position, results of operations or liquidity.